Other derivative liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Derivative Liabilities
Summary of changes in other derivative liability

The following table summarizes the changes in the warrant derivative liability during the twelve-month period to December 31, 2022:

Embedded derivative
£

Balance at December 31, 2021	-
Change in fair value of embedded derivative liabilities	3,832,379
Reallocation of derivative liabilities to equity	(3,832,379)
Balance at December 31, 2022	-